Equity-Based Compensation - Summary of Employee Equity Units (Details) - Employee Equity Units - Vacasa Holdings LLC - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Number of units:
Unvested balance at the beginning	19,770
Units granted	12,046	34,042
Units vested	9,266	14,272
Unvested balance as the ending	22,550	19,770
Weighted-Average Grant Date Fair Value
Unvested balance at the beginning	$ 0.29
Units granted	1.56	$ 0.26
Units vested	0.25	0.23
Unvested balance as the ending	$ 1.02	$ 0.29